Related Party Transactions (Details) - Schedule of transactions with relative parties - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
KMP [Member]
Related Party Transactions (Details) - Schedule of transactions with relative parties [Line Items]
Loan taken	$ 292,204	$ 377,550
Loan repayment	(304,500)	(551,556)
Remuneration	186,352	32,358
Rent paid		16,180
Business support services
Sale/ Outward Supply of Goods or Services or Capital Goods
Borrowings	38,155	1,456,131
Other payables		265,410
Trade payables	115,072
Other current assets	214,458
Significant influence Entity [Member]
Related Party Transactions (Details) - Schedule of transactions with relative parties [Line Items]
Loan taken
Loan repayment
Remuneration
Rent paid
Business support services		12,134
Sale/ Outward Supply of Goods or Services or Capital Goods		96,163
Borrowings
Other payables
Trade payables
Other current assets
Relatives of KMP [Member]
Related Party Transactions (Details) - Schedule of transactions with relative parties [Line Items]
Loan taken
Loan repayment
Remuneration		26,017
Rent paid
Business support services
Sale/ Outward Supply of Goods or Services or Capital Goods
Borrowings
Other payables
Trade payables
Other current assets